Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information
Segment Information
12.	Segment Information

As disclosed in Note 2(cc), the Group organized and reported its business in the following segments:(1) Insurance, which mainly includes insurance brokerage service and technical service; and (2) Crowdfunding, which mainly includes crowdfunding service; and (3) Others, which do not individually or in the aggregate meet the quantitative and qualitative thresholds to be individually reportable and are aggregated.

The CODM measures the performance of each segment based on metrics of operating profit/(loss) and uses these results to evaluate the performance of, and to allocate resources to, each of the segments by comparing actual operating profit/(loss) results to previously forecasted financial information. The Group currently does not allocate assets and share-based compensation expenses to its segments, as the information is not regularly provided to CODM to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented. Amounts included in operating costs and expenses include: (1) personnel costs, (2) costs of referral and service fees, (3) marketing expense for third-party traffic channels, (4) professional service fees, and (5) expenses of facilities and equipment and others.

12.	Segment Information (Continued)

The table below provides a summary of the Group’s operating segment results, with prior period segment information retrospectively recast to conform to current period presentation.

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	USD
Operating revenue, net
Insurance	2,559,160	2,340,915	2,363,777	323,836
Crowdfunding	155,803	162,683	267,650	36,668
Others	86,805	127,109	140,394	19,234
Total consolidated operating revenue, net	2,801,768	2,630,707	2,771,821	379,738
Operating costs and expenses
Insurance	(1,524,072)	(1,812,778)	(1,886,572)	(258,459)
Crowdfunding	(409,978)	(408,459)	(362,734)	(49,694)
Others	(277,705)	(282,344)	(236,925)	(32,460)
Operating profit/(loss)
Insurance	1,035,088	528,137	477,205	65,377
Crowdfunding	(254,175)	(245,776)	(95,084)	(13,026)
Others	(190,900)	(155,235)	(96,531)	(13,226)
Total segment operating profit	590,013	127,126	285,590	39,125
Unallocated items*	(112,026)	(133,869)	(107,432)	(14,718)
Total consolidated operating profit/(loss)	477,987	(6,743)	178,158	24,407
Total other income	152,706	170,983	182,432	24,992
Consolidated profit before income tax	630,693	164,240	360,590	49,399

*    The share-based compensation and impairment of intangible assets represent unallocated items in the segment information because the Group’s management does not consider this as part of the segment operating performance measure.